Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans
Amounts recognized in respect of these defined benefit plans were as follows:

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Current service cost	$134.3	$139.1	$153.0
Net interest expense	74.3	142.3	122.7

Components of defined benefit costs recognized in profit or loss	208.6	281.4	275.7

Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(429.9)	(16.2)	(774.6)
Actuarial loss arising from experience adjustments	1,413.8	68.3	911.7
Actuarial (gain) loss arising from changes in financial assumptions	(160.8)	571.3	(281.5)

Components of defined benefit costs recognized in other comprehensive income	823.1	623.4	(144.4)

Total	$1,031.7	$904.8	$131.3

Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories
The pension costs of the aforementioned defined benefit plans were recognized in profit or loss by the following categories:

	Years Ended December 31
	2022	2023	2024

	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Cost of revenue	$135.1	$182.3	$178.5
Research and development expenses	55.6	76.1	75.3
General and administrative expenses	15.1	19.3	18.4
Marketing expenses	2.8	3.7	3.5

	$208.6	$281.4	$275.7

Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
The amounts arising from the defined benefit obligation of the Company were as follows:

	December 31, 2023	December 31, 2024

	NT$	NT$
	(In Millions)	(In Millions)
Present value of defined benefit obligation	$17,995.1	$18,332.2
Fair value of plan assets	(8,737.9)	(10,751.5)

Net defined benefit liability	$9,257.2	$7,580.7

Fair Value of Plan Assets by Major Categories
The fair value of the plan assets by major categories at the end of reporting period was as follows:

	December 31, 2023	December 31, 2024

	NT$	NT$
	(In Millions)	(In Millions)
Cash	$1,351.8	$1,569.7
Equity instruments	4,998.9	6,245.6
Debt instruments	2,387.2	2,936.2

	$8,737.9	$10,751.5

Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation
The actuarial valuations of the present value of the defined benefit obligation were carried out by qualified actuaries. The principal assumptions of the actuarial valuation were as follows:

	Measurement Date
	December 31, 2023	December 31, 2024

Discount rate	1.40%	1.60%
Future salary increase rate	4.00%	4.00%

Present value of defined benefit obligation [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
Movements in the present value of the defined benefit obligation were as follows:

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$16,585.5	$17,484.0	$17,995.1
Current service cost	134.3	139.1	153.0
Interest expense	120.8	304.0	242.8
Remeasurement:
Actuarial loss arising from experience adjustments	1,413.8	68.3	911.7
Actuarial (gain) loss arising from changes in financial assumptions	(160.8)	571.3	(281.5)
Benefits paid from plan assets	(585.3)	(556.5)	(679.1)
Benefits paid directly by the Company	(24.3)	(15.1)	(9.8)

Balance, end of year	$17,484.0	$17,995.1	$18,332.2

Fair value of plan assets [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets
Movements in the fair value of the plan assets were as follows:

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$5,548.6	$8,162.9	$8,737.9
Interest income	46.5	161.7	120.1
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	429.9	16.2	774.6
Contributions from employer	2,723.2	953.6	1,798.0
Benefits paid from plan assets	(585.3)	(556.5)	(679.1)

Balance, end of year	$8,162.9	$8,737.9	$10,751.5